Statement of Operations	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
General and administrative expenses	$ 716,705
Franchise tax expense	100,323
Operating Expenses	(817,028)
Interest earned on cash equivalents held in Trust Account	4,533
Loss before income tax expense	(812,495)
Income tax benefit
Net Loss	$ (812,495)
Weighted average shares outstanding of Class A common stock subject to redemption (in Shares) | shares	12,075,000
Basic and diluted net income per share, Class A common stock subject to redemption (in Dollars per share) | $ / shares	$ 0.00
Weighted average shares outstanding of Class B common stock and non-redeemable Class A common stock (in Shares) | shares	3,257,081
Basic and diluted net loss per share, Class B common stock and non-redeemable Class A common stock (in Dollars per share) | $ / shares	$ (0.25)